UNAUDITED PRO FORMA CONDENSED COMBINED FINANCIAL STATEMENTS (Details 1) - USD ($)	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2020	Sep. 30, 2019	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating expenses:
General & administrative expenses	$ 29,500	$ 40,787		$ 150,687	$ 194,721		$ 93,389	$ 45,131
Total operating expenses	29,500	40,487		150,687	194,721		440,165	60,505
Loss from operations	(29,500)	(40,787)		(150,687)	(194,721)		(440,165)	(60,505)
Other expense
Other expense (income), net				526				1,404
Total other (income) expenses		(7,292)		(2,382)	(20,918)		(27,069)	(858)
Loss before income taxes	(29,500)	(48,079)		(153,069)	(215,639)
Net loss from operations	$ (29,500)	$ (48,079)		$ (153,069)	$ (215,639)		$ (467,234)	$ (61,363)
Combined
Revenues			$ 110,474			$ 221,289
Cost of sales			107,489			200,011
Gross profit			2,985			21,278
Operating expenses:
General & administrative expenses			241,655			592,058
Total operating expenses			241,655			592,058
Loss from operations			(238,670)			(570,780)
Other expense
Finance costs			2,596			27,153
Other expense (income), net			(3,579)			(105,616)
Total other (income) expenses			(983)			(78,463)
Loss before income taxes			$ (237,687)			$ (492,317)
Basic & diluted net loss per share			$ (0.17)			$ (0.96)
Weighted average basic & diluted shares outstanding			1,427,870			513,251
QDM International [Member]
Revenues
Cost of sales
Gross profit
Operating expenses:
General & administrative expenses			150,687			440,165
Total operating expenses			150,687			440,165
Loss from operations			(150,687)			(440,165)
Other expense
Finance costs			2,365			27,069
Other expense (income), net			17
Total other (income) expenses			2,382			27,069
Loss before income taxes			$ (153,069)			$ (467,234)
Basic & diluted net loss per share			$ (0.11)			$ (0.91)
Weighted average basic & diluted shares outstanding			1,427,870			513,251
QDM Holdings Limited [Member]
Revenues			$ 110,474			$ 221,289
Cost of sales			107,489			200,011
Gross profit			2,985			21,278
Operating expenses:
General & administrative expenses			90,968			151,893
Total operating expenses			90,968			151,893
Loss from operations			(87,983)			(130,615)
Other expense
Finance costs			231			84
Other expense (income), net			(3,596)			(105,616)
Total other (income) expenses			(3,365)			(105,532)
Loss before income taxes			$ (84,618)			$ (25,083)
Basic & diluted net loss per share
Weighted average basic & diluted shares outstanding